Leases - Schedule of Sale Leaseback Payments Due (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	$ 1,744,859	$ 1,768,510	$ 898,720
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	221,205	198,879	97,371
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	893,291	1,135,969	644,169
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	630,363	$ 433,662	$ 157,180
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	64,773
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	32,903
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	$ 31,870